SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

The Company held its Annual General Meeting on April 12, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 833,334 ordinary shares, no par value. The Company held another Annual General Meeting on November 3, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 8,333,334 ordinary shares from 833,334, no par value. The Company held its 2023 Annual General Meeting on October 26, 2023, at which the Company’s shareholders approved an increase to the authorized share capital to 100,000,000 ordinary shares from 8,333,334, no par value. These ordinary shares are not redeemable and do not have any preemptive rights.

Holders of the Company’s ordinary shares have one vote for each ordinary share held on all matters submitted to a vote of shareholders at a shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of its board of directors, there is no reasonable concern that the distribution will prevent the Company from being able to meet the terms of its existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to the Company’s then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve the Company’s request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying existing and foreseeable obligations as they become due.

Each ADS will also represent any other securities, cash or other property which may be held by the depositary. ADSs may be held either (a) directly (1) by having an American Depositary Receipt, also referred to as an ADR, which is a certificate evidencing a specific number of ADSs or (2) by having uncertificated ADSs, or (b) indirectly by holding a security entitlement in ADSs through a broker or other financial institution that is a direct or indirect participant in The Depository Trust Company, also called DTC.

February 2023 Offering

On February 24, 2023 (the “February Closing Date”), the Company completed an offering (the “February Offering”) of 412,500 ordinary shares represented by 412,500 ADSs at a purchase price of $12.00 per ADS and a pre-funded warrant (the “February Pre-Funded Warrant”) to purchase 170,833 ordinary shares represented by 170,833 ADSs at a per pre-funded warrant price of $11.9988, with each ADS and February Pre-Funded Warrant accompanied by an ordinary warrant (the “February Common Warrant”) for aggregate gross proceeds of $7.0 million, resulting in net proceeds of approximately $5.8 million, after deducting the placement agent’s fees and offering expenses. Each February Common Warrant has an exercise price of $12.00 per ADS and expires on the fifth anniversary of the February Closing Date. On the February Closing Date, the holder of the February Pre-Funded Warrant exercised its Pre-Funded Warrant in full.

In connection with the February Offering, the Company entered into a Securities Purchase Agreement (the “February Purchase Agreement”) with certain institutional investors. Under the February Purchase Agreement, subject to certain exemptions, the Company agreed not to: (i) for a period of ninety (90) days after the closing date of the February Offering, issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents or (ii) file any registration statement or amendment or supplement thereto, other than a registration statement on Form S-8 in connection with any employee benefit plan or any post-effective amendment to a registration statement declared effective by the Securities and Exchange Commission (the “SEC”) and (ii) for a period of 180 days after the closing date of the February Offering, enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement.

In connection with the February Offering, the Company entered into an Amendment No. 1 to Warrant to Purchase Ordinary Shares Represented by American Depositary Shares, dated February 24, 2023 (collectively, the “Warrant Amendments”), with each of the purchasers (the “2022 Purchasers”) who participated in both the Company’s public offering completed in August 2022 (the “August Offering”) and February Offering. The Warrant Amendments amended certain terms of the Warrants issued in the August Offering to such 2022 Purchasers. Specifically, the Warrant Amendments reduced the exercise price of Warrants to purchase 236,670 ADSs out of the total 280,000 issued in the August Offering from $60.00 to $13.20 and extended the term during which those warrants could remain exercisable until February 24, 2028. The incremental fair value of the modified warrants was approximately $238,000, which was accounted for as an offering expense in connection with the February Offering.

Warrants

The following table summarizes warrant activities during the nine months ended September 30, 2023:

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per ADS
Outstanding at December 31, 2022	280,735	$24.71	*
Granted Warrants	583,333	12.00
Granted Pre-Funded Warrants	170,833	—
Exercised Pre-Funded Warrants	(170,833)	—
Outstanding and exercisable at September 30, 2023	864,068	$16.13
*	Includes the reduction of the exercise price from $60.00 per ADS to $13.20 per ADS for Common Warrants issued in the August Offering to investors who participated in both the Company’s August Offering and February Offering, see above.

NOTE 14 – SHAREHOLDERS’ EQUITY AND SHARE OWNERSHIP AND RIGHTS

The Company held a Special General Meeting on February 28, 2022, at which the Company’s shareholders adopted the Amended and Restated Articles of Association of the Company. The Company held its Annual General Meeting on April 12, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 833,334 ordinary shares from 208,334, no par value. The Company held a further Annual General Meeting on November 3, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 8,333,334 ordinary shares from 833,334, no par value. These ordinary shares are not redeemable and do not have any preemptive rights.

Holders of the Company’s ordinary shares have one vote for each ordinary share held on all matters submitted to a vote of shareholders at a shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of our board of directors, there is no reasonable concern that the distribution will prevent the Company from being able to meet the terms of our existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to our then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve our request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying existing and foreseeable obligations as they become due.

The Bank of New York Mellon, as depositary, has registered and delivered American Depositary Shares, also referred to as ADSs. Following an ADS ratio adjustment effective August 1, 2022, each ADS represented five thousand (5,000) ordinary shares (or a right to receive five thousand (5,000) ordinary shares). Each ADS also represents any other securities, cash or other property which may be held by the depositary. ADSs may be held either (a) directly (1) by having an American Depositary Receipt, also referred to as an ADR, which is a certificate evidencing a specific number of ADSs or (2) by having uncertificated ADSs, or (b) indirectly by holding a security entitlement in ADSs through a broker or other financial institution that is a direct or indirect participant in The Depository Trust Company, also called DTC.

On August 9, 2022, the Company completed an offering (the “August Offering”) of 184,167 ordinary shares represented by 184,167 ADSs at a purchase price of $60.00 per ADS and pre-funded warrants (the “August Pre-Funded Warrants”) to purchase 95,833 ordinary shares represented by 95,833 ADSs at a per pre-funded warrant price of $59.998, with each ADS and August Pre-Funded Warrant accompanied by an ordinary warrant (the “August Common Warrant”), for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $14.9 million. Each August Common Warrant had an exercise price of $60.00 per ADS and was to expire on the fifth anniversary of the Closing Date. On the Closing Date, the holder of August Pre-Funded Warrants sold in the August Offering exercised its Pre-Funded Warrants in full. The August Common Warrant exercise price and expiration date were subsequently amended for investors who participated in both the August Offering and February Offering, see Note 18.

In connection with the August Offering, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors. The Purchase Agreement provided that for a period of 180 days following the closing of the August Offering, the Company will not effect or enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement. Further, the Company has agreed in the Purchase Agreement not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs or ordinary shares or their equivalents, subject to certain exceptions, for a period of 90 days after the closing of the August Offering. The Purchase Agreement also contained representations, warranties, indemnification and other provisions customary for transactions of this nature.

Warrants

The following table summarizes warrant activities during the year ended December 31, 2021 and the year ended December 31, 2022:

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2020	8,991	$683.04	*
Granted	2,449	597.00	*
Outstanding at December 31, 2021	11,440	$664.68	*
Granted	448,779	134.52	**
Terminated	(19,362)	597.00	*
Exercised – Cashless and Pre Funded Warrants	(160,122)	—
Outstanding and exercisable at December 31, 2022	280,735	$64.20	**

As of December 31, 2022, outstanding warrants expire in 2024 and 2027, and have an intrinsic value of $0.

*	Note that the exercise price of certain warrants was reduced from $597 to $0 on July 14, 2022 and to refer to Note 5
**	Note that the exercise price of certain warrants were reduced from $60.00 to $13.20 on February 24, 2023 and refer to Note 18